FAIR VALUE MEASUREMENT (Details) (Fair value measurements recurring, USD $)	Dec. 31, 2013	Dec. 31, 2012
Total Fair Value and Carrying Value on the Balance Sheet
Liabilities:
Net assets	$ (124,450)	$ 1,456,374
Total Fair Value and Carrying Value on the Balance Sheet | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	351,523	1,639,337
Liabilities:
Foreign exchange forward contracts	(475,973)	(182,963)
Significant Other Observable Inputs (Level 2)
Liabilities:
Net assets	(124,450)	1,456,374
Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Assets:
Foreign exchange forward contracts	351,523	1,639,337
Liabilities:
Foreign exchange forward contracts	$ (475,973)	$ (182,963)